Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total countries [Domain Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 680,328	€ 678,787
Allowance for Credit Losses	4,093	4,259
Total countries [Domain Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	645,967	637,037
Allowance for Credit Losses	549	509
Total countries [Domain Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	24,680	32,335
Allowance for Credit Losses	492	501
Total countries [Domain Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,531	7,452
Allowance for Credit Losses	3,015	3,247
Total countries [Domain Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,150	1,963
Allowance for Credit Losses	36	3
Germany [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	278,556	307,488
Allowance for Credit Losses	1,857	1,825
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	262,104	291,850
Allowance for Credit Losses	266	247
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	12,872	12,247
Allowance for Credit Losses	279	275
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,259	3,088
Allowance for Credit Losses	1,311	1,303
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	321	303
Allowance for Credit Losses	0	0
Western Europe (excluding Germany) [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	141,558	131,736
Allowance for Credit Losses	1,760	1,907
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	131,432	119,622
Allowance for Credit Losses	152	122
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,516	7,499
Allowance for Credit Losses	150	175
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,979	3,072
Allowance for Credit Losses	1,418	1,604
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,631	1,543
Allowance for Credit Losses	39	5
Eastern Europe [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	6,234	6,798
Allowance for Credit Losses	45	47
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,929	6,309
Allowance for Credit Losses	2	5
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	230	401
Allowance for Credit Losses	5	4
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	75	88
Allowance for Credit Losses	39	38
Eastern Europe [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
North America [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	170,507	155,446
Allowance for Credit Losses	156	147
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	166,357	147,300
Allowance for Credit Losses	83	66
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,467	7,572
Allowance for Credit Losses	39	32
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	612	554
Allowance for Credit Losses	32	48
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	71	20
Allowance for Credit Losses	3	1
Central and South America [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,595	5,430
Allowance for Credit Losses	38	31
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,952	4,717
Allowance for Credit Losses	2	7
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	532	558
Allowance for Credit Losses	7	2
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	103	155
Allowance for Credit Losses	29	22
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	9	0
Allowance for Credit Losses	(1)	0
Asia/Pacific [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	67,597	59,315
Allowance for Credit Losses	225	237
Asia/Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	65,128	55,490
Allowance for Credit Losses	34	32
Asia/Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,862	3,353
Allowance for Credit Losses	10	9
Asia/Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	489	374
Allowance for Credit Losses	186	200
Asia/Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	119	98
Allowance for Credit Losses	(5)	(4)
Africa [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,823	2,544
Allowance for Credit Losses	10	42
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,637	1,996
Allowance for Credit Losses	7	7
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	172	470
Allowance for Credit Losses	2	4
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	13	78
Allowance for Credit Losses	1	31
Africa [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Other countries [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,458	10,031
Allowance for Credit Losses	2	24
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,429	9,753
Allowance for Credit Losses	2	22
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	30	234
Allowance for Credit Losses	0	0
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	43
Allowance for Credit Losses	0	1
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	€ 0	€ 0